RYDEX DYNAMIC FUNDS

                          DYNAMIC RUSSELL 2000(R) FUND
                      INVERSE DYNAMIC RUSSELL 2000(R) FUND


                       Supplement dated May 2, 2006 to the
              A-Class and C-Class Prospectus and H-Class Prospectus
                                dated May 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The Dynamic Russell 2000(R) Fund and Inverse Dynamic Russell 2000(R) Fund (the "Funds") are not currently available for purchase. Rydex Dynamic Funds will begin offering Fund shares on or around May 31, 2006.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.